UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	3/31/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2011

Prudential Jennison Small Company Fund, Inc.

Fund Type Small/mid-cap stock Objective Capital growth

This report is not authorized for distribution
to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 16, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.14%; Class B, 1.84%; Class C, 1.84%; Class L, 1.34%; Class M, 1.84%; Class Q, 0.70%; Class R, 1.59%; Class X, 1.84%; Class Z, 0.84%. Net operating expenses: Class A, 1.14%; Class B, 1.84%; Class C, 1.84%; Class L, 1.34%; Class M, 1.84%; Class Q, 0.70%; Class R, 1.34%; Class X, 1.84%; Class Z, 0.84%, after contractual reduction through 1/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 3/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	26.04%	27.19%	28.79%	169.80%	—
Class B	25.49	26.26	23.11	148.56	—
Class C	25.53	26.28	24.04	150.43	—
Class L	25.89	26.84	N/A	N/A	24.66% (3/2/07)
Class M	25.62	26.48	N/A	N/A	21.67 (3/2/07)
Class Q	N/A	N/A	N/A	N/A	16.40 (11/29/10)
Class R	25.92	26.94	27.09	N/A	95.96 (5/10/04)
Class X	25.56	26.42	N/A	N/A	22.55 (3/2/07)
Class Z	26.13	27.38	29.94	175.58	—
Russell 2500 Index	24.85	26.12	23.97	133.59	—
S&P SmallCap 600 Index	25.21	25.27	19.78	141.16	—
Lipper Average	24.80	25.20	18.74	133.30	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	20.20%	4.01%	9.81%	—
Class B	21.26	4.08	9.53	—
Class C	25.28	4.40	9.61	—
Class L	19.55	N/A	N/A	4.04% (3/2/07)
Class M	20.48	N/A	N/A	4.51 (3/2/07)
Class Q	N/A	N/A	N/A	N/A (11/29/10)
Class R	26.94	4.91	N/A	10.26 (5/10/04)
Class X	20.42	N/A	N/A	4.48 (3/2/07)
Class Z	27.38	5.38	10.67	—
Russell 2500 Index	26.12	4.39	8.85	—
S&P SmallCap 600 Index	25.27	3.67	9.20	—
Lipper Average	25.20	3.33	8.67	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the Russell 2500 Index, S&P SmallCap 600 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. Investors who purchase Class A and Class L shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of up to 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of up to 1%. Class M and Class X shares purchased are not subject to a front-end sales charge, but charge a CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth year after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh year after purchase, 1% in the eighth year after purchase and 0% in the ninth year after purchase. Class M and Class X shares convert to Class A shares approximately eight and 10 years, respectively, after purchase. Class Q shares and Class Z shares are not subject to a sales charge or a 12b-1 fee. Class R shares are not subject to a sales charge, but have a 12b-1 fee of up to 0.75% annually. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2500 Index

The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. Russell 2500 Index Closest Month-End to Inception cumulative total returns are 15.66% for Class L, M, and X; 16.95% for Class Q; and 74.82% for Class R. Russell 2500 Index Closest Month-End to Inception average annual total returns are 3.63% for Class L, M, and X; 8.41% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 15.66% for Class L, M, and X; 15.96% for Class Q; and 73.80% for Class R. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 3.63% for Class L, M, and X; 8.32% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Small-Cap Core Funds Average

The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Lipper Average Closest Month-End to Inception cumulative total returns are 12.80% for Class L, M, and X; 16.16% for Class Q; and 67.63% for Class R. Lipper Average Closest Month-End to Inception average annual total returns are 2.84% for Class L, M, and X; 7.61% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Russell 2500 Index and the S&P SmallCap 600 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Holdings expressed as a percentage of net assets as of 3/31/11
SBA Communications Corp. (Class A), Wireless Telecommunication Services	1.9%
Rosetta Resources, Inc., Oil, Gas & Consumable Fuels	1.4
Universal Health Services, Inc. (Class B), Healthcare Providers & Services	1.4
Chicago Bridge & Iron Co. NV, Construction & Engineering	1.4
Informatica Corp., Software	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/11
Healthcare Providers & Services	6.9%
Real Estate Investment Trusts	5.5
Oil, Gas & Consumable Fuels	5.5
Machinery	5.4
Insurance	4.3

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Small Company Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2010, at the beginning of the period, and held through the six-month period ended March 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,260.40	1.14%	$6.42
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74

Class B	Actual	$1,000.00	$1,254.90	1.84%	$10.34
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class C	Actual	$1,000.00	$1,255.30	1.84%	$10.35
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class L	Actual	$1,000.00	$1,258.90	1.34%	$7.55
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class M	Actual	$1,000.00	$1,256.20	1.84%	$10.35
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class Q	Actual**	$1,000.00	$1,164.00	0.70%	$2.55
	Hypothetical	$1,000.00	$1,021.44	0.70%	$3.53

Class R	Actual	$1,000.00	$1,259.20	1.34%	$7.55
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74

Class X	Actual	$1,000.00	$1,255.60	1.84%	$10.35
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25

Class Z	Actual	$1,000.00	$1,261.30	0.84%	$4.74
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 123 day period ended February 28, 2011 due to the Class’s inception date of November 29, 2010.

Prudential Jennison Small Company Fund, Inc.	7

Portfolio of Investments

as of March 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.8%
COMMON STOCKS

Aerospace & Defense 0.8%
472,470	Moog, Inc. (Class A Stock)(a)	$21,691,098

Air Freight & Logistics 0.7%
968,872	UTi Worldwide, Inc.	19,609,969

Biotechnology 0.3%
318,881	Cepheid, Inc.(a)(b)	8,935,046

Building Products 0.3%
207,159	Owens Corning(a)	7,455,652

Capital Markets 2.3%
1,096,229	Eaton Vance Corp.(b)	35,342,423
564,938	FXCM, Inc. (Class A Stock)	7,361,142
1,634,938	Janus Capital Group, Inc.(b)	20,387,677

		63,091,242

Chemicals 2.0%
537,730	Albemarle Corp.	32,140,122
280,372	Intrepid Potash, Inc.(a)(b)	9,762,553
1,877,091	Spartech Corp.(a)	13,608,910

		55,511,585

Commercial Banks 2.3%
585,373	Bank of the Ozarks, Inc.	25,586,654
236,897	BOK Financial Corp.	12,242,837
782,161	FirstMerit Corp.	13,343,667
260,454	Prosperity Bancshares, Inc.	11,139,617

		62,312,775

Commercial Services & Supplies 3.3%
312,859	Clean Harbors, Inc.(a)	30,866,669
303,460	IESI-BFC Ltd.	7,698,780
986,747	Mobile Mini, Inc.(a)(b)	23,701,663
979,287	Waste Connections, Inc.	28,193,673

		90,460,785

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 2.4%
477,451	ADTRAN, Inc.(b)	$20,272,570
791,750	Ciena Corp.(a)(b)	20,553,830
475,411	Meru Networks, Inc.(a)(b)	9,655,597
515,285	NETGEAR, Inc.(a)	16,715,845

		67,197,842

Computers & Peripherals 0.3%
355,535	Synaptics, Inc.(a)(b)	9,606,556

Construction & Engineering 2.9%
917,642	Chicago Bridge & Iron Co. N.V.	37,311,324
3,167,803	Great Lakes Dredge & Dock Corp.	24,170,337
380,602	URS Corp.(a)	17,526,722

		79,008,383

Consumer Finance 0.6%
366,711	Green Dot Corp. (Class A Stock)(a)(b)	15,735,569

Diversified Consumer Services 0.5%
881,148	Bridgepoint Education, Inc.(a)(b)	15,067,631

Diversified Telecommunication Services 1.0%
1,454,387	tw telecom, Inc. (Class A Stock)(a)(b)	27,924,230

Electrical Equipment 0.6%
491,403	Woodward, Inc.	16,982,888

Electronic Equipment & Instruments 1.9%
347,580	Anixter International, Inc.	24,292,366
829,793	FLIR Systems, Inc.	28,719,136

		53,011,502

Energy Equipment & Services 2.1%
445,716	Complete Production Services, Inc.(a)	14,178,226
118,008	Core Laboratories N.V.(b)	12,056,877
232,692	Dril-Quip, Inc.(a)	18,389,649
850,544	Key Energy Services, Inc.(a)	13,225,959

		57,850,711

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 2.2%
832,930	Ruddick Corp.	$32,142,768
613,940	United Natural Foods, Inc.(a)(b)	27,516,791

		59,659,559

Food Products 3.0%
693,148	Adecoagro SA(a)	9,350,567
1,377,548	Darling International, Inc.(a)	21,172,913
137,556	Diamond Foods, Inc.(b)	7,675,625
1,516,365	SunOpta, Inc.(a)	11,251,428
587,827	TreeHouse Foods, Inc.(a)(b)	33,429,721

		82,880,254

Healthcare Equipment & Supplies 2.0%
890,077	Insulet Corp.(a)(b)	18,353,388
267,484	Integra LifeSciences Holdings Corp.(a)(b)	12,684,091
387,727	STERIS Corp.	13,392,090
450,060	Volcano Corp.(a)	11,521,536

		55,951,105

Healthcare Providers & Services 6.9%
539,462	Air Methods Corp.(a)(b)	36,278,819
570,408	AMERIGROUP Corp.(a)(b)	36,648,714
837,895	Bio-Reference Labs, Inc.(a)(b)	18,802,364
791,196	Centene Corp.(a)	26,093,644
441,170	MWI Veterinary Supply, Inc.(a)(b)	35,593,596
761,424	Universal Health Services, Inc. (Class B Stock)	37,621,960

		191,039,097

Hotels, Restaurants & Leisure 3.9%
938,799	Cheesecake Factory, Inc. (The)(a)(b)	28,248,462
1,907,602	Summit Hotel Properties, Inc.(a)	18,961,564
1,271,811	Texas Roadhouse, Inc.	21,608,069
425,987	Vail Resorts, Inc.(a)(b)	20,771,126
509,519	WMS Industries, Inc.(a)(b)	18,011,496

		107,600,717

Household Products 1.2%
402,783	Church & Dwight Co., Inc.	31,956,803

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 0.2%
124,380	Carlisle Cos., Inc.	$5,541,129

Insurance 4.3%
418,393	Aspen Insurance Holdings Ltd.	11,530,911
1,222,383	Protective Life Corp.	32,454,269
683,189	StanCorp Financial Group, Inc.(b)	31,508,677
1,022,931	Symetra Financial Corp.	13,911,862
78,548	White Mountains Insurance Group Ltd.	28,607,181

		118,012,900

Internet & Catalog Retail 0.1%
1,258,556	Vitacost.com, Inc.(a)(b)	3,773,307

Internet Software & Services 3.9%
640,450	Digital River, Inc.(a)(b)	23,972,043
1,102,179	GSI Commerce, Inc.(a)(b)	32,260,779
1,031,282	Monster Worldwide, Inc.(a)(b)	16,397,384
928,786	SAVVIS, Inc.(a)	34,448,673

		107,078,879

IT Services 2.8%
302,529	Alliance Data Systems Corp.(a)(b)	25,984,216
282,511	Global Payments, Inc.	13,820,438
466,800	Interxion Holding NV(a)	6,068,400
617,002	Wright Express Corp.(a)	31,985,384

		77,858,438

Life Sciences Tools & Services 1.2%
874,079	Bruker Corp.(a)	18,224,547
201,557	Techne Corp.	14,431,481

		32,656,028

Machinery 5.4%
387,280	AGCO Corp.(a)(b)	21,288,782
768,824	Colfax Corp.(a)	17,644,511
278,233	Crane Co.	13,474,824
446,903	Graco, Inc.	20,329,617
640,524	IDEX Corp.	27,958,872
619,553	Pentair, Inc.(b)	23,412,908
630,068	RBC Bearings, Inc.(a)	24,087,500

		148,197,014

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media 1.0%
560,884	John Wiley & Sons, Inc. (Class A Stock)	$28,515,342

Metals & Mining 2.1%
90,831	Compass Minerals International, Inc.(b)	8,495,424
2,627,691	Hecla Mining Co.(a)(b)	23,859,434
270,203	Reliance Steel & Aluminum Co.	15,612,329
1,081,394	US Gold Corp.(a)(b)	9,548,709

		57,515,896

Multiline Retail 0.8%
497,183	Big Lots, Inc.(a)	21,592,658

Oil, Gas & Consumable Fuels 5.5%
308,708	Bill Barrett Corp.(a)(b)	12,320,536
494,185	Brigham Exploration Co.(a)	18,373,799
205,664	Concho Resources, Inc.(a)	22,067,747
534,480	Forest Oil Corp.(a)	20,219,379
541,870	Patriot Coal Corp.(a)(b)	13,996,502
797,332	Rosetta Resources, Inc.(a)	37,905,163
368,965	Whiting Petroleum Corp.(a)	27,100,479

		151,983,605

Pharmaceuticals 1.1%
372,159	Perrigo Co.	29,594,084

Professional Services 2.5%
671,320	Corporate Executive Board Co. (The)	27,101,188
720,096	FTI Consulting, Inc.(a)(b)	27,601,280
726,797	Resources Connection, Inc.	14,092,594

		68,795,062

Real Estate Investment Trusts 5.5%
1,427,890	Capstead Mortgage Corp.	18,248,434
6,175,133	Chimera Investment Corp.	24,453,527
1,687,082	CreXus Investment Corp.	19,266,476
1,998,455	Dct Industrial Trust, Inc.	11,091,425
2,502,420	Hersha Hospitality Trust (Class A Stock)	14,864,375
181,724	Kilroy Realty Corp.(b)	7,056,343
3,760,945	MFA Financial, Inc.	30,839,749
409,339	Mid-America Apartment Communities, Inc.	26,279,564

		152,099,893

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Road & Rail 1.6%
930,079	Heartland Express, Inc.	$16,332,187
504,155	Kansas City Southern(a)	27,451,240

		43,783,427

Semiconductors & Semiconductor Equipment 4.2%
1,095,890	ATMI, Inc.(a)	20,690,403
802,991	Cavium Networks, Inc.(a)(b)	36,078,386
209,231	Hittite Microwave Corp.(a)	13,342,661
895,303	MEMC Electronic Materials, Inc.(a)	11,603,127
912,080	Power Integrations, Inc.	34,960,026

		116,674,603

Software 3.9%
836,327	Ariba, Inc.(a)(b)	28,552,204
848,797	CommVault Systems, Inc.(a)	33,850,024
710,276	Informatica Corp.(a)	37,097,716
282,317	Qlik Technologies, Inc.(a)	7,340,242

		106,840,186

Specialty Retail 0.5%
713,261	Express, Inc.(b)	13,937,120

Textiles, Apparel & Luxury Goods 2.9%
792,604	Maidenform Brands, Inc.(a)	22,644,696
420,376	Phillips-Van Heusen Corp.	27,337,051
509,383	Warnaco Group, Inc. (The)(a)	29,131,614

		79,113,361

Thrifts & Mortgage Finance 1.1%
551,745	Provident Financial Services, Inc.(b)	8,165,826
437,744	Washington Federal, Inc.	7,590,481
299,707	WSFS Corp.	14,116,200

		29,872,507

Water Utilities 0.6%
738,564	Aqua America, Inc.(b)	16,905,730

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 3.1%
1,802,560	NTELOS Holdings Corp.	$33,185,130
1,303,914	SBA Communications Corp. (Class A Stock)(a)(b)	51,739,307

		84,924,437

	Total long-term investments (cost $1,910,502,389)	2,695,806,605

SHORT-TERM INVESTMENT 19.7%

Affiliated Money Market Mutual Fund
544,208,984	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $544,208,984; includes $480,536,604 of cash collateral received for securities on loan)(c)(d)	544,208,984

	Total Investments(e) 117.5% (cost $2,454,711,373; Note 5)	3,240,015,589
	Liabilities in excess of other assets (17.5%)	(483,730,298)

	Net Assets 100.0%	$2,756,285,291

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $469,591,192; cash collateral of $480,536,604 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of March 31, 2011, 1 security representing $3,773,307 and 0.14% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such Fund’s securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,692,033,298	$—	$3,773,307
Affiliated Money Market Mutual Fund	544,208,984	—	—

Total	$3,236,242,282	$—	$3,773,307

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 17.4% of collateral received for securities on loan)	19.7%
Healthcare Providers & Services	6.9
Real Estate Investment Trusts	5.5
Oil, Gas & Consumable Fuels	5.5
Machinery	5.4
Insurance	4.3
Semiconductors & Semiconductor Equipment	4.2
Internet Software & Services	3.9
Hotels, Restaurants & Leisure	3.9
Software	3.9
Commercial Services & Supplies	3.3
Wireless Telecommunication Services	3.1
Food Products	3.0
Construction & Engineering	2.9
Textiles, Apparel & Luxury Goods	2.9
IT Services	2.8
Professional Services	2.5
Communications Equipment	2.4
Capital Markets	2.3
Commercial Banks	2.3
Food & Staples Retailing	2.2
Energy Equipment & Services	2.1
Metals & Mining	2.1
Chemicals	2.0
Healthcare Equipment & Supplies	2.0
Electronic Equipment & Instruments	1.9
Road & Rail	1.6
Household Products	1.2
Life Sciences Tools & Services	1.2

See Notes to Financial Statements.

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Pharmaceuticals	1.1%
Thrifts & Mortgage Finance	1.1
Diversified Telecommunication Services	1.0
Media	1.0
Aerospace & Defense	0.8
Multiline Retail	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.6
Electrical Equipment	0.6
Water Utilities	0.6
Diversified Consumer Services	0.5
Specialty Retail	0.5
Biotechnology	0.3
Building Products	0.3
Computers & Peripherals	0.3
Industrial Conglomerates	0.2
Internet & Catalog Retail	0.1

117.5
Liabilities in excess of other assets	(17.5)

100.0%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $469,591,192:
Unaffiliated investments (cost $1,910,502,389)	$2,695,806,605
Affiliated investments (cost $544,208,984)	544,208,984
Cash	419,615
Receivable for investments sold	17,001,064
Receivable for Fund shares sold	5,357,807
Dividends receivable	3,033,602
Prepaid expenses	15,263

Total assets	3,265,842,940

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	480,536,604
Payable for investments purchased	20,954,546
Payable for Fund shares reacquired	5,435,240
Management fee payable	1,491,992
Accrued expenses	566,763
Distribution fee payable	415,798
Affiliated transfer agent fee payable	154,345
Deferred directors’ fees	2,361

Total liabilities	509,557,649

Net Assets	$2,756,285,291

Net assets were comprised of:
Common stock, at par	$1,237,361
Paid-in capital in excess of par	2,248,066,338

2,249,303,699
Undistributed net investment income	2,304,433
Accumulated net realized loss on investment transactions	(280,627,236)
Net unrealized appreciation on investments and foreign currencies	785,304,395

Net assets, March 31, 2011	$2,756,285,291

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,121,247,074 ÷ 50,582,389 shares of common stock issued and outstanding)	$22.17
Maximum sales charge (5.50% of offering price)	1.29

Maximum offering price to public	$23.46

Class B
Net asset value, offering price and redemption price per share
($28,358,192 ÷ 1,708,951 shares of common stock issued and outstanding)	$16.59

Class C
Net asset value, offering price and redemption price per share
($113,833,918 ÷ 6,810,154 shares of common stock issued and outstanding)	$16.72

Class L
Net asset value and redemption price per share ($6,049,125 ÷ 276,437 shares of common stock issued and outstanding)	$21.88
Maximum sales charge (5.75% of offering price)	1.33

Maximum offering price to public	$23.21

Class M
Net asset value, offering price and redemption price per share
($1,295,921 ÷ 77,984 shares of common stock issued and outstanding)	$16.62

Class Q
Net asset value, offering price and redemption price per share
($2,968,828 ÷ 127,538 shares of common stock issued and outstanding)	$23.28

Class R
Net asset value, offering price and redemption price per share
($53,324,849 ÷ 2,434,232 shares of common stock issued and outstanding)	$21.91

Class X
Net asset value, offering price and redemption price per share
($1,223,548 ÷ 73,032 shares of common stock issued and outstanding)	$16.75

Class Z
Net asset value, offering price and redemption price per share
($1,427,983,836 ÷ 61,645,356 shares of common stock issued and outstanding)	$23.16

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $73,284)	$13,620,438
Affiliated income from securities loaned, net	819,410
Affiliated dividend income	74,897

Total income	14,514,745

Expenses
Management fee	7,812,683
Distribution fee—Class A	1,488,806
Distribution fee—Class B	134,449
Distribution fee—Class C	506,506
Distribution fee—Class L	14,049
Distribution fee—Class M	7,733
Distribution fee—Class R	107,711
Distribution fee—Class X	6,245
Transfer agent’s fees and expenses (including affiliated expense of $354,000) (Note 3)	1,582,000
Custodian’s fees and expenses	107,000
Reports to shareholders	100,000
Registration fees	68,000
Directors’ fees	30,000
Insurance	23,000
Legal fees and expenses	19,000
Audit fee	11,000
Miscellaneous	11,393

Total expenses	12,029,575

Net investment income	2,485,170

Realized And Unrealized Gain On Investment And Foreign Currency Transactions
Net realized gain on investment transactions	81,892,935

Net change in unrealized appreciation (depreciation) on:
Investments	446,481,627
Foreign currencies	179

446,481,806

Net gain on investments and foreign currency transactions	528,374,741

Net Increase In Net Assets Resulting From Operations	$530,859,911

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,485,170	$2,131,149
Net realized gain on investment transactions	81,892,935	19,342,291
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	446,481,806	217,729,929

Net increase in net assets resulting from operations	530,859,911	239,203,369

Dividends from net investment income (Note 1)
Class A	—	(641,592)
Class Z	(1,004,654)	(2,131,966)

	(1,004,654)	(2,773,558)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	627,848,534	667,271,897
Net asset value of shares issued in reinvestment of dividends	761,026	2,084,595
Cost of shares reacquired	(335,187,238)	(400,145,764)

Net increase in net assets from Fund share transactions	293,422,322	269,210,728

Capital Contributions (Note 6)
Proceeds from regulatory settlement	9,051	350,746

Total increase	823,286,630	505,991,285

Net Assets:
Beginning of period	1,932,998,661	1,427,007,376

End of period(a)	$2,756,285,291	$1,932,998,661

(a) Includes undistributed net investment income of:	$2,304,433	$823,917

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth by investing in a carefully selected portfolio of common stocks.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any

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recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open ended, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than 60 days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees; for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid in capital when they arise.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .67% of the average daily net assets of the Fund for the six months ended March 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, L, M, Q, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

the Fund’s Class A, B, C, L, M, R, and X shares, pursuant to plans of distribution, (the “Distribution Plans”), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received $197,657 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2011, it received $37, $21,273, $4,586, $158, and $391 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended March 31, 2011, PIM has been compensated approximately $244,800 for these services.

26	Visit our website at www.prudentialfunds.com

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2011 were $789,482,411 and $505,834,120, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,475,331,175	$792,451,786	$(27,767,372)	$764,684,414

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales and Lehman Brothers securities adjustment as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2010 of approximately $338,901,000 of which $60,405,000 expires in 2017 and $278,496,000 expires in 2018. As of September 30, 2010 approximately $1,405,000 of its capital loss carryforward had expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Prudential Funds. Class X shares are closed to new purchases. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class Q, Class R, Class X and Class Z common stock. Class A and Class Z shares each consist of 275 million authorized shares. Class B shares consist of 75 million authorized shares. Class C shares consist of 100 million authorized shares. Class L, Class M and Class X shares each consist of 25 million authorized shares. Class Q and Class R shares each consist of 225 million authorized shares. As of March 31, 2011, PI owned 50 Class Q shares.

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For the six months ended March 31, 2011, the Fund received $9,051 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Fund’s statement of changes in net assets. The Fund was not involved in the proceedings or the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	8,895,585	$178,306,393
Shares reacquired	(6,863,821)	(138,746,344)

Net increase (decrease) in shares outstanding before conversion	2,031,764	39,560,049
Shares issued upon conversion from Class B, M and X	146,786	2,994,099
Shares reacquired upon conversion into Class Z	(21,863)	(436,540)

Net increase (decrease) in shares outstanding	2,156,687	$42,117,608

Year ended September 30, 2010:
Shares sold	14,625,249	$240,357,003
Shares issued in reinvestment of dividends	37,870	576,762
Shares reacquired	(11,711,871)	(192,552,785)

Net increase (decrease) in shares outstanding before conversion	2,951,248	48,380,980
Shares issued upon conversion from Class B, M and X	262,166	4,325,768

Net increase (decrease) in shares outstanding	3,213,414	$52,706,748

Class B
Six months ended March 31, 2011:
Shares sold	138,343	$2,096,508
Shares reacquired	(148,933)	(2,227,302)

Net increase (decrease) in shares outstanding before conversion	(10,590)	(130,794)
Shares reacquired upon conversion into Class A	(135,280)	(2,089,853)

Net increase (decrease) in shares outstanding	(145,870)	$(2,220,647)

Year ended September 30, 2010:
Shares sold	252,634	$3,137,995
Shares reacquired	(406,288)	(5,033,266)

Net increase (decrease) in shares outstanding before conversion	(153,654)	(1,895,271)
Shares reacquired upon conversion into Class A	(154,839)	(1,935,704)

Net increase (decrease) in shares outstanding	(308,493)	$(3,830,975)

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2011:
Shares sold	793,032	$12,056,611
Shares reacquired	(586,846)	(8,923,738)

Net increase (decrease) in shares outstanding before conversion	206,186	3,132,873
Shares reacquired upon conversion into Class Z	(13,369)	(201,076)

Net increase (decrease) in shares outstanding	192,817	$2,931,797

Year ended September 30, 2010:
Shares sold	1,570,118	$19,682,186
Shares reacquired	(1,228,249)	(15,283,717)

Net increase (decrease) in shares outstanding	341,869	$4,398,469

Class L
Six months ended March 31, 2011:
Shares sold	504	$10,053
Shares reacquired	(21,231)	(414,972)

Net increase (decrease) in shares outstanding	(20,727)	$(404,919)

Year ended September 30, 2010:
Shares sold	1,848	$28,909
Shares reacquired	(59,107)	(965,689)

Net increase (decrease) in shares outstanding	(57,259)	$(936,780)

Class M
Six months ended March 31, 2011:
Shares sold	1,384	$20,504
Shares reacquired	(10,208)	(154,540)

Net increase (decrease) in shares outstanding before conversion	(8,824)	(134,036)
Shares reacquired upon conversion into Class A	(41,728)	(630,462)

Net increase (decrease) in shares outstanding	(50,552)	$(764,498)

Year ended September 30, 2010:
Shares sold	1,383	$16,294
Shares reacquired	(37,022)	(450,506)

Net increase (decrease) in shares outstanding before conversion	(35,639)	(434,212)
Shares reacquired upon conversion into Class A	(125,829)	(1,565,363)

Net increase (decrease) in shares outstanding	(161,468)	$(1,999,575)

Class Q
Period ended March 31, 2011:*
Shares sold	127,543	$2,878,506
Shares reacquired	(5)	(96)

Net increase (decrease) in shares outstanding	127,538	$2,878,410

30	Visit our website at www.prudentialfunds.com

Class R	Shares	Amount
Six months ended March 31, 2011:
Shares sold	1,135,189	$22,747,637
Shares reacquired	(624,229)	(12,588,884)

Net increase (decrease) in shares outstanding	510,960	$10,158,753

Year ended September 30, 2010:
Shares sold	1,216,915	$19,956,279
Shares reacquired	(624,318)	(10,218,933)

Net increase (decrease) in shares outstanding	592,597	$9,737,346

Class X
Six months ended March 31, 2011:
Shares sold	504	$7,921
Shares reacquired	(7,444)	(110,653)

Net increase (decrease) in shares outstanding before conversion	(6,940)	(102,732)
Shares reacquired upon conversion into Class A	(18,526)	(273,784)

Net increase (decrease) in shares outstanding	(25,466)	$(376,516)

Year ended September 30, 2010:
Shares sold	8,068	$109,335
Shares reacquired	(30,883)	(381,641)

Net increase (decrease) in shares outstanding before conversion	(22,815)	(272,306)
Shares reacquired upon conversion into Class A	(66,753)	(824,701)

Net increase (decrease) in shares outstanding	(89,568)	$(1,097,007)

Class Z
Six months ended March 31, 2011:
Shares sold	19,294,747	$409,724,401
Shares issued in reinvestment of dividends	38,749	761,026
Shares reacquired	(8,140,521)	(172,020,709)

Net increase (decrease) in shares outstanding before conversion	11,192,975	238,464,718
Shares issued upon conversion from Class A and C	30,628	637,616

Net increase (decrease) in shares outstanding	11,223,603	$239,102,334

Year ended September 30, 2010:
Shares sold	22,122,429	$383,983,896
Shares issued in reinvestment of dividends	94,832	1,507,833
Shares reacquired	(10,186,071)	(175,259,227)

Net increase (decrease) in shares outstanding	12,031,190	$210,232,502

*	Commenced operations on November 29, 2010.

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of .10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the six months ended March 31, 2011.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.59		$15.21	$17.87	$22.50	$19.73	$20.48
Income (loss) from investment operations:
Net investment income (loss)	.01		.01	.05	.02	.07	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.57		2.38	(1.66)	(3.80)	3.79	2.01
Total from investment operations	4.58		2.39	(1.61)	(3.78)	3.86	1.97
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.07)	(.04)	-	-
Distributions from net realized gains	-		-	(.98)	(.81)	(1.09)	(2.72)
Total dividends and distributions	-		(.01)	(1.05)	(.85)	(1.09)	(2.72)
Capital Contributions (Note 6)	-	(b)	- (b)	-	-	-	-
Net asset value, end of period	$22.17		$17.59	$15.21	$17.87	$22.50	$19.73
Total Return(c):	26.04%		15.75%	(6.16)%	(17.31)%	20.16%	10.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,121,247		$852,006	$687,776	$756,432	$941,912	$604,534
Average net assets (000)	$995,264		$771,944	$543,722	$879,220	$797,330	$518,412
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.14%	(f)	1.19%	1.23%	1.18% (e)	1.12% (e)	1.17% (e)
Expenses, excluding distribution and service (12b-1) fees	.84%	(f)	.89%	.93%	.90%	.87%	.92%
Net investment income (loss)	.11%	(f)	.04%	.39%	.08%	.32%	(.20)%
For Class A, B, C, L, M, Q, R, X and Z shares:
Portfolio turnover rate	22%	(g)	49%	55%	70%	51%	66%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to ..25% on the average daily net assets of the Class A shares through January 31, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.22		$11.49		$13.96	$17.92	$16.04	$17.25
Income (loss) from investment operations:
Net investment loss	(.04)		(.08)		(.03)	(.10)	(.08)	(.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.41		1.81		(1.46)	(3.05)	3.05	1.66
Total from investment operations	3.37		1.73		(1.49)	(3.15)	2.97	1.51
Less Distributions:
Distributions from net realized gains	-		-		(.98)	(.81)	(1.09)	(2.72)
Capital Contributions (Note 6)	-	(b)	-	(b)	-	-	-	-
Net asset value, end of period	$16.59		$13.22		$11.49	$13.96	$17.92	$16.04
Total Return(c):	25.49%		15.06%		(7.36)%	(18.22)%	19.28%	9.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,358		$24,523		$24,858	$39,525	$65,430	$58,254
Average net assets (000)	$26,964		$25,088		$23,894	$52,933	$65,520	$64,596
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.84%	(e)	1.89%		1.93%	1.90%	1.87%	1.92%
Expenses, excluding distribution and service (12b-1) fees	.84%	(e)	.89%		.93%	.90%	.87%	.92%
Net investment loss	(.58)%(e	)	(.66)%		(.28)%	(.65)%	(.44)%	(.97)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.32		$11.59		$14.01	$17.92	$16.03	$17.25
Income (loss) from investment operations:
Net investment loss	(.04)		(.08)		(.03)	(.10)	(.07)	(.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.44		1.81		(1.41)	(3.00)	3.05	1.64
Total from investment operations	3.40		1.73		(1.44)	(3.10)	2.98	1.50
Less Distributions:
Distributions from net realized gains	-		-		(.98)	(.81)	(1.09)	(2.72)
Capital Contributions (Note 6)	-	(b)	-	(b)	-	-	-	-
Net asset value, end of period	$16.72		$13.32		$11.59	$14.01	$17.92	$16.03
Total Return(c):	25.53%		14.93%		(6.91)%	(17.92)%	19.28%	9.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,834		$88,116		$72,707	$88,990	$131,201	$69,557
Average net assets (000)	$101,580		$80,999		$59,309	$110,816	$111,147	$42,326
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.84%	(e)	1.89%		1.93%	1.90%	1.87%	1.92%
Expenses, excluding distribution and service (12b-1) fees	.84%	(e)	.89%		.93%	.90%	.87%	.92%
Net investment loss	(.59)%(e)		(.66)%		(.30)%	(.65)%	(.40)%	(.86)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended March 31,		Year Ended September 30,				March 2, 2007(b) through September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.38		$15.06		$17.76	$22.37	$20.09
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.03)		.02	(.03)	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.51		2.35		(1.70)	(3.77)	2.23
Total from investment operations	4.50		2.32		(1.68)	(3.80)	2.28
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.04)	-	-
Distributions from net realized gains	-		-		(.98)	(.81)	-
Total dividends and distributions	-		-		(1.02)	(.81)	-
Capital Contributions (Note 6)	-	(c)	-	(c)	-	-	-
Net asset value, end of period	$21.88		$17.38		$15.06	$17.76	$22.37
Total Return(d):	25.89%		15.41%		(6.63)%	(17.48)%	11.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,049		$5,166		$5,336	$7,234	$10,783
Average net assets (000)	$5,635		$5,264		$4,688	$9,085	$11,345
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.34%	(f)	1.39%		1.43%	1.40%	1.37%	(f)
Expenses, excluding distribution and service (12b-1) fees	.84%	(f)	.89%		.93%	.90%	.87%	(f)
Net investment income (loss)	(.08)%(	f)	(.16)%		.20%	(.15)%	.37%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class L shares.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended March 31,		Year Ended September 30,				March 2, 2007(b) through September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.23		$11.47		$13.94	$17.91	$16.14
Income (loss) from investment operations:
Net investment loss	(.04)		(.08)		(.02)	(.11)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.43		1.84		(1.47)	(3.05)	1.78
Total from investment operations	3.39		1.76		(1.49)	(3.16)	1.77
Less Distributions:
Distributions from net realized gains	-		-		(.98)	(.81)	-
Capital Contributions (Note 6)	-	(c)	-	(c)	-	-	-
Net asset value, end of period	$16.62		$13.23		$11.47	$13.94	$17.91
Total Return(d):	25.62%		15.34%		(7.40)%	(18.28)%	10.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,296		$1,701		$3,327	$6,882	$20,457
Average net assets (000)	$1,551		$2,462		$3,658	$11,781	$24,257
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.84%	(f)	1.89%		1.93%	1.90%	1.87%	(f)
Expenses, excluding distribution and service (12b-1) fees	.84%	(f)	.89%		.93%	.90%	.87%	(f)
Net investment loss	(.57)%(f)		(.65)%		(.24)%	(.68)%	(.12)%(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class M shares.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class Q Shares
	November 29, 2010(a) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.00
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain on investment and foreign currency transactions	3.24
Total from investment operations	3.28
Capital Contributions (Note 6)	-	(c)
Net asset value, end of period	$23.28
Total Return(d):	16.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,969
Average net assets (000)	$719
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.70%	(f)
Expenses, excluding distribution and service (12b-1) fees	.70%	(f)
Net investment income	.78%	(f)

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.40		$15.08		$17.75	$22.36	$19.67	$20.47
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.03)		.02	(.03)	.02	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.52		2.35		(1.67)	(3.77)	3.76	1.99
Total from investment operations	4.51		2.32		(1.65)	(3.80)	3.78	1.92
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.04)	-	-	-
Distributions from net realized gains	-		-		(.98)	(.81)	(1.09)	(2.72)
Total dividends and distributions	-		-		(1.02)	(.81)	(1.09)	(2.72)
Capital Contributions (Note 6)	-	(b)	-	(b)	-	-	-	-
Net asset value, end of period	$21.91		$17.40		$15.08	$17.75	$22.36	$19.67
Total Return(c):	25.92%		15.38%		(6.48)%	(17.48)%	19.80%	10.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,325		$33,461		$20,069	$14,967	$12,701	$2,121
Average net assets (000)	$43,203		$26,819		$13,468	$15,274	$6,377	$677
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.34%	(f)	1.39%		1.43%	1.40%	1.37%	1.42%
Expenses, excluding distribution and service (12b-1) fees	.84%	(f)	.89%		.93%	.90%	.87%	.92%
Net investment income (loss)	(.09)%(f	)	(.16)%		.16%	(.13)%	.12%	(.34)%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,				March 2, 2007(b) through September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.34		$11.57		$14.02	$17.92	$16.14
Income (loss) from investment operations:
Net investment loss	(.04)		(.08)		(.03)	(.07)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.45		1.85		(1.44)	(3.02)	1.79
Total from investment operations	3.41		1.77		(1.47)	(3.09)	1.78
Less Distributions:
Distributions from net realized gains	-		-		(.98)	(.81)	-
Capital Contributions (Note 6)	-	(c)	-	(c)	-	-	-
Net asset value, end of period	$16.75		$13.34		$11.57	$14.02	$17.92
Total Return(d):	25.56%		15.30%		(7.18)%	(17.87)%	11.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,224		$1,314		$2,176	$3,540	$5,984
Average net assets (000)	$1,252		$1,629		$2,191	$4,796	$6,266
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.84%	(f)	1.89%		1.93%	1.68%	1.87%	(f)
Expenses, excluding distribution and service (12b-1) fees	.84%	(f)	.89%		.93%	.90%	.87%	(f)
Net investment loss	(.58)%(f)		(.65)%		(.28)%	(.44)%	(.14)%(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class X shares.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.38		$15.91	$18.62	$23.42	$20.49	$21.13
Income (loss) from investment operations:
Net investment income	.04		.06	.09	.08	.14	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.76		2.46	(1.72)	(3.97)	3.88	2.06
Total from investment operations	4.80		2.52	(1.63)	(3.89)	4.02	2.08
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.05)	(.10)	(.10)	-	-
Distributions from net realized gains	-		-	(.98)	(.81)	(1.09)	(2.72)
Total dividends and distributions	(.02)		(.05)	(1.08)	(.91)	(1.09)	(2.72)
Capital Contributions (Note 6)	-	(b)	- (b)	-	-	-	-
Net asset value, end of period	$23.16		$18.38	$15.91	$18.62	$23.42	$20.49
Total Return(c):	26.13%		15.92%	(5.89)%	(17.14)%	20.20%	10.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,427,984		$926,711	$610,758	$575,095	$674,364	$189,508
Average net assets (000)	$1,157,650		$754,132	$452,879	$659,205	$460,435	$97,368
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.84%	(e)	.89%	.93%	.90%	.87%	.92%
Expenses, excluding distribution and service (12b-1) fees	.84%	(e)	.89%	.93%	.90%	.87%	.92%
Net investment income	.40%	(e)	.34%	.67%	.36%	.62%	.09%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Small Company Fund, Inc.
Share Class	A	B	C	L	M	Q	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	N/A	JSCMX	PJSQX	JSCRX	N/A	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N606	74441N705	74441N887	74441N507	74441N804	74441N408

MF109E2    0201208-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	May 23, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2011